[STRONG LOGO]

RECENT PROSPECTUS UPDATE

PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS. THE DATE OF THIS PROSPECTUS SUPPLEMENT IS JULY 31, 2001. IF YOU HAVE ANY QUESTIONS, PLEASE CALL US, DAY OR NIGHT, AT 1-800-368-1683, 24 HOURS A DAY, 7 DAYS A WEEK.

STRONG DISCOVERY FUND II
STRONG INTERNATIONAL STOCK FUND II
STRONG MID CAP GROWTH FUND II
STRONG MULTI CAP VALUE FUND II
STRONG OPPORTUNITY FUND II -INVESTOR CLASS
STRONG OPPORTUNITY FUND II - ADVISOR CLASS
SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 2001.

SHAREHOLDER MEETING

On July 20, 2001, each Fund's shareholders re-elected the following members of the Board of Directors: Richard S. Strong, Willie D. Davis, William F. Vogt, Marvin E. Nevins, Stanley Kritzik, and Neal Malicky. Shareholders also approved a revised investment advisory agreement with Strong Capital Management, Inc. In addition, shareholders ratified the selection of PricewaterhouseCoopers LLP as the independent auditors of the Fund.

MID CAP GROWTH FUND II
MULTI CAP VALUE FUND II
OPPORTUNITY FUND II - INVESTOR CLASS
The Fund has signed a new administration agreement, under which Strong Capital Management, Inc., will provide or make provision for administrative services to the Fund, which were previously performed under the advisory agreement. The management fee has been reduced by 0.25% and a new administration fee has been added in the amount of 0.30%.

The first sentence of the second paragraph under the heading "Who are the fund's investment advisor and portfolio manager" in each prospectus is deleted and replaced with the following:

         As compensation for its advisory services, the fund pays Strong a management fee at an annual rate of 0.75% of the fund's average daily net asset value.

MULTI CAP VALUE FUND II
Effective  immediately,   the  following  information  replaces  the  first  two
paragraphs under "What are the fund's principal investment strategies?" on page 1 of the fund's prospectus:

The STRONG MULTI CAP VALUE FUND II invests primarily in common stocks of small-, medium-, and large-capitalization companies that the fund's manager believes are undervalued relative to the market based on earnings, cash flow, or asset value. The fund's manager specifically looks for companies whose stock prices may benefit from a positive dynamic of change, such as a new management team, a new product or service, a corporate restructuring, an improved business plan, industry consolidation, or positive timing in the business cycle. The fund writes put and call options. This means that the fund sells an option to another party to either sell a stock to (put) or buy a stock from (call) the fund at a predetermined price in the future. The manager's decision to engage in this hedging strategy will reflect the manager's judgment that writing an option on a stock will provide value to the fund and its shareholders. To a limited extent, the fund may also invest in foreign securities. The manager may sell a stock when he believes fundamental changes will hurt the company over the long term or when its price becomes excessive.

The manager may invest without limitation in cash or cash-type securities (high-quality, short-term debt securities issued by corporations, financial institutions, the U.S. government, or foreign governments) as a temporary defensive position during adverse market, economic, or political conditions if the fund's manager determines that a temporary defensive

                                                        (CONTINUED ON NEXT PAGE)

position is advisable. If the market goes up, taking a temporary defensive position may result in the fund earning a lower return than it would have otherwise achieved if the manager had not adopted a temporary defensive position. In this case, the fund may not achieve its investment goals.

The following paragraph has been inserted under the heading "What are the main risks of investing in the fund?" on page 1 of the fund's prospectus:

WRITING OPTIONS RISK: The fund writes put and call options. In doing so, the fund receives fees for writing the options but is exposed to losses due to adverse changes in the value of the underlying asset against which the option was written. Although writing options may serve as a limited or partial hedge against adverse market movements, whether or not a hedging strategy is successful depends on a variety of factors, particularly the ability of the fund's manager to predict movements of the price of the hedged stock. Transactions involving written options may also include elements of leverage and could magnify the fund's losses. In addition, using options in this manner may reduce the fund's opportunity for investment gain. To the extent required, the fund will cover the financial exposure created by writing put and call options. To accomplish this, the fund will either use offsetting options or designate liquid assets on its books and records.

DISCOVERY FUND II
From July 1, 2001 to July 31, 2001, Thomas J. Pence was the sole portfolio manager of the Strong Discovery Fund II. Effective July 31, 2001, Thomas J. Pence and Nicholas B. Truitt are the co-portfolio managers of the Strong Discovery Fund II.

Mr. Pence has over nine years of investment experience and is a Chartered Financial Analyst. Mr. Pence joined Strong as a Portfolio Manager in October 2000. From June 1991 to October 2000, Mr. Pence was an equity Portfolio Manager at Conseco Capital Management, Inc. He also oversaw management of all taxable and tax exempt equity separate accounts and was named chief equity investment officer in 1998. From 1987 to 1991, he was employed by the Forum Group, a health care facilities company, where he specialized in project development, acquisition, and finance. Mr. Pence received his master's of business administration in finance from the University of Notre Dame in 1986 and his bachelor's degree in business from Indiana University in 1983.

Mr. Truitt has over seven years of investment experience. Mr. Truitt joined Strong in October 2000 as an analyst. From January 1997 to October 2000, he was an equity analyst at Conseco Capital Management. From 1993 to 1997, Mr. Truitt was an equity analyst at T. Rowe Price. Mr. Truitt received his bachelor's degree in business from Georgetown University in 1993.

OPPORTUNITY FUND II - INVESTOR CLASS

The following disclosure is added under the heading, "What are the main risks of investing in the fund?" on page 1 of the prospectus.

         FUND STRUCTURE
         The fund has adopted a multiple class plan. The fund offers Investor Class shares and Advisor Class shares. Only the Investor Class shares are offered in this prospectus. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan and each class of shares is subject to different administrative and transfer agency fees and expenses.

The third sentence of the paragraph under the heading "Buying Shares" on page 3 of the prospectus is deleted and replaced with the following:

         The Investor Class shares of the fund do not impose any sales charge or 12b-1 fee.

In addition, the following disclosure is added under the heading, "Buying Shares" on page 3 of the prospectus.

         MULTIPLE CLASS PLAN
         The fund has adopted a multiple class plan. It offers Investor Class shares and Advisor Class shares. Each class is offered at its net asset value and is subject to fees and expenses that may differ between classes. The principal differences between each of the classes of shares are that the Advisor Class shares are subject to distribution fees and expenses under a 12b-1 plan, and each class of shares is subject to different administrative and transfer agency fees and expenses.

INTERNATIONAL STOCK FUND II
Effective May 14, 2001, Ms. Stacey Ho and Ms. Katherine Schapiro became co-managers of the Strong International Stock Fund II.

Ms. Ho has over 10 years of investment experience and is a Chartered Financial Analyst. Ms. Ho joined Strong in May 2001. From May 1997 to May 2001, Ms. Ho was a Portfolio Manager and managing director for international equity funds for Wells Capital Management Inc. From January 1995 to September 1996, Ms. Ho was a Portfolio Manager of international equity funds at Clemente Capital Management. From January 1990 to January 1995, Ms. Ho managed Japanese and U.S. equity portfolios and co-managed global asset allocation equity portfolios for Edison International. Ms. Ho received her bachelor's degree in civil engineering from San Diego State University in 1980, her master's degree in environmental engineering from Stanford University in 1981, and her master's of business administration from the University of California in 1988.

Ms. Schapiro has over 15 years of investment experience and is a Chartered Financial Analyst. Ms. Schapiro joined Strong in May 2001. From August 1992 to May 2001, Ms. Schapiro was a Portfolio Manager and managing director for international equity funds at Wells Fargo Bank and Wells Capital Management, Inc. From November 1988 to June 1992, Ms. Schapiro was a Portfolio Manager at Newport Pacific Management/Tyndall International Management. From December 1985 to November 1988, Ms. Schapiro was a Portfolio Manager at Thornton Management Ltd. From July 1981 to December 1985, Ms. Schapiro was an analyst and Portfolio Manager at First Interstate Investment Services. Ms. Schapiro received her bachelor's degree in Spanish literature from Stanford University in 1981.

FUND CLOSINGS
Effective April 6, 2001, the Strong Discovery Fund II and Strong International Stock Fund II were closed to new participation agreements for shareholder servicing.